BORROWINGS - Additional information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Dec. 31, 2023 CNY (¥)	Sep. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Sep. 30, 2022 CNY (¥)	Dec. 25, 2024 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 21, 2024 CNY (¥)	Mar. 31, 2024 CNY (¥)	Feb. 29, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 25, 2023 CNY (¥)	Sep. 21, 2023 CNY (¥)	Aug. 31, 2023 CNY (¥)	Jun. 30, 2023 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 21, 2023 CNY (¥)	Feb. 28, 2023 CNY (¥)	Dec. 25, 2022 CNY (¥)
Borrowings
Short-term borrowings	¥ 290,450		¥ 619,000							$ 40,909
Beike Technology Co., Ltd.
Borrowings
Short-term borrowings		¥ 277,800	¥ 140,000	¥ 460,000
Borrowing term		267 days	360 days	356 days
Interest rate for outstanding borrowings		3.35%	3.58%	3.58%
Beike Technology Co., Ltd. | Facility agreement due 2023
Borrowings
Borrowing to be paid off on February 28, 2023																	¥ 43,300
Borrowing to be paid off on March 21, 2023																¥ 47,800
Borrowing to be paid off on August 31, 2023													¥ 43,300
Borrowing to be paid off on September 21, 2023												¥ 325,600
Borrowing to be paid off on March 31, 2023															¥ 23,300
Borrowing to be paid off on June 30, 2023														¥ 3,900
Borrowing to be paid off on September 30, 2023		¥ 23,300
Borrowing to be paid off on December 25, 2023											¥ 89,500
Beike Technology Co., Ltd. | Facility Agreement Due 2024
Borrowings
Debt Maturity February 29, 2024									¥ 43,300
Debt Maturity March 31, 2024								¥ 47,800
Debt Maturity June 21 2024							¥ 186,700
Tianjin Lianjia Baoye Real Estate Brokerage Co., Ltd
Borrowings
Short-term borrowings	¥ 12,700		¥ 19,000
Borrowing term	363 days		360 days
Interest rate for outstanding borrowings	3.30%		3.58%							3.30%
Tianjin Lianjia Baoye Real Estate Brokerage Co., Ltd | Facility agreement due 2023
Borrowings
Borrowing to be paid off on June 30, 2023			¥ 3,200
Borrowing to be paid off on December 25, 2023																		¥ 15,800
Tianjin Lianjia Baoye Real Estate Brokerage Co., Ltd | Facility Agreement Due 2024
Borrowings
Debt Maturity June 30 2024						¥ 3,200
Debt Maturity December 25 2024					¥ 9,500